Average Annual Total Returns{- Fidelity ZERO Extended Market Index Fund} - 10.31 Fidelity ZERO Extended Market Index Fund and Fidelity ZERO Large Cap Index Fund Combo Pro-07 - Fidelity ZERO Extended Market Index Fund
	Fidelity ZERO Extended Market Index Fund Return Before Taxes Past 1 year	Fidelity ZERO Extended Market Index Fund Return Before Taxes Since Inception		Fidelity ZERO Extended Market Index Fund After Taxes on Distributions Past 1 year	Fidelity ZERO Extended Market Index Fund After Taxes on Distributions Since Inception		Fidelity ZERO Extended Market Index Fund After Taxes on Distributions and Sales Past 1 year	Fidelity ZERO Extended Market Index Fund After Taxes on Distributions and Sales Since Inception		IXYST Past 1 year	IXYST Since Inception
Total	21.46%	12.23%	[1]	19.08%	11.14%	[1]	13.59%	9.30%	[1]	21.47%	12.21%	[1]

[1]	(a)From September 13, 2018